INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net (Including Goodwill) [Abstract]
Schedule of Intangible Assets

Intangible assets as of June 30, 2025 and December 31, 2024 consisted of the following:

	June 30, 2025	December 31, 2024
Intangible assets
Cost	$75,288	$37,332
Accumulated amortization	(12,142)	(6,350)
Additions, at cost	2,558,211	36,556
Amortization current period	(22,270)	(5,566)
Intangible assets, net	$2,599,087	$61,972

Schedule of Amortization

Five succeeding years of amortization are as follows:

Year	Amortization	Net carrying value
2026	$61,200	$2,537,887
2027	61,200	2,476,687
2028	61,200	2,415,487
2029	61,200	2,354,287
2030	61,200	2,293,087